SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Deferred tax assets:
Property, plant and equipment	$ 7,986
Provision of credit loss	530,874	148,897
Tax losses carried forward	406,469
Total deferred tax assets	945,329	148,897
Deferred tax liabilities:
Property, plant and equipment		(10,106)
Right-of-use assets – finance lease	(271,472)	(406,565)
Total deferred tax (liabilities) assets	673,857	(416,671)
Less: Valuation allowance	(673,857)
Net deferred tax (liabilities) assets		$ (267,774)